Consolidated Statements of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net (loss) income	$ (76)	$ 1,137	$ 116	$ 2,026
Adjustments for the following items:
Depreciation	328	409	653	823
Finance costs	139	178	277	331
Impairment (reversals) charges (note 13)	59	(5)	61	(1,130)
Income tax expense (note 10)	116	274	317	866
Gains on sale of non-current assets/investments	(2)	(880)	(48)	(877)
Currency translation losses	75	32	90	35
Change in working capital (note 11)	(194)	(182)	(370)	(378)
Other operating activities (note 11)	57	(21)	(7)	(105)
Operating cash flows before interest and income taxes	502	942	1,089	1,591
Interest paid	(155)	(188)	(183)	(223)
Income taxes paid	(206)	(306)	(258)	(425)
Net cash provided by operating activities	141	448	648	943
INVESTING ACTIVITIES
Capital expenditures (note 5)	(313)	(405)	(639)	(739)
Sales proceeds	5	5	7	12
Investment purchases	(38)	0	(39)	0
Divestitures (note 4)	0	960	0	960
Sale of mineral royalty	0	0	45	0
Funding of equity method investments	(1)	(4)	(5)	(8)
Net cash provided by (used in) investing activities	(347)	556	(631)	225
FINANCING ACTIVITIES
Debt, Repayments	(8)	(305)	(31)	(485)
Dividends	(32)	(32)	(63)	(63)
Funding from non-controlling interests	4	8	12	8
Disbursements to non-controlling interests	(56)	0	(82)	(67)
Debt extinguishment costs	0	(26)	0	(26)
Net cash used in financing activities	(92)	(355)	(164)	(633)
Effect of exchange rate changes on cash and equivalents	(1)	0	(2)	2
Net increase (decrease) in cash and equivalents	(299)	649	(149)	537
Cash and equivalents at the beginning of period	2,384	2,277	2,234	2,389
Cash and equivalents at the end of period	$ 2,085	$ 2,926	$ 2,085	$ 2,926